Prepaid Expense	12 Months Ended
Dec. 31, 2024
Prepaid Expense [Abstract]
Prepaid expense

3. Prepaid expense

Prepaid expense consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Prepaid expense	$3,771	$3,399

Prepaid expense consist of primarily prepaid office expenses.